Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Fair Value Measurements
The following table sets forth by level on a recurring basis, within the fair value hierarchy, the Plan's investments at fair value as of December 31, 2025. There are no investments which fall under Level 3 of the hierarchy.

	Level 1 Fair Value	Level 2 Fair Value	Total
Registered investment companies	$8,877,008	$—	$8,877,008
Stable value funds/Common collective trusts	—	47,218,263	47,218,263
Company stock funds	—	25,628,450	25,628,450
Total investments at fair value	$8,877,008	$72,846,713	$81,723,721

The following table sets forth by level on a recurring basis, within the fair value hierarchy, the Plan's investments at fair value as of December 31, 2024. There are no investments which fall under Level 3 of the hierarchy.

	Level 1 Fair Value	Level 2 Fair Value	Total
Registered investment companies	$7,736,716	$—	$7,736,716
Stable value funds/Common collective trusts	—	45,569,704	45,569,704
Company stock funds	—	25,657,664	25,657,664
Total investments at fair value	$7,736,716	$71,227,368	$78,964,084